Leases - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Arrangement Involving Legal Form Of Lease [Abstract]
Cash outflow for leases	₩ 500,392	₩ 464,337	₩ 468,360
Increase decrease in right of use assets	₩ 440,552	₩ 405,453